Related parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related parties	Related parties
Blackstone Agreements
In November 2021, the Company concurrently entered into the Blackstone Agreements. Subsequent to the execution of the Blackstone Agreements, Blackstone became a related party of the Company. Blackstone owns more than 10% of the Company's outstanding voting securities and is therefore one of the principal owners of the Company. In addition, Blackstone received and exercised their right to nominate one director to the board of directors of the Company.
As of June 30, 2023, the carrying amount of the Blackstone Collaboration Agreement liability was $135.8 million which included aggregated cumulative non-cash interest expense and cumulative catch-up adjustment of $19.8 million. As of December 31, 2022, the carrying amount of the Blackstone Collaboration Agreement liability was $125.9 million which included aggregated cumulative non-cash interest expense (including cumulative catch-up adjustments), of $10.0 million. Refer to Note 10, "Liability related to sales of future royalties and sales milestone, net" for further details.
Syncona Portfolio Limited
Syncona Portfolio Limited is a related party of the Company as Syncona Portfolio Limited owns more than 10% of the Company's outstanding voting securities and is therefore one of the principal owners of the Company. In addition, the chair of the ultimate parent company of Syncona Portfolio Limited is also member of the board of directors of the Company.
In connection with the Company’s December 2022 public offering, certain of the Company's related parties purchased the Company's ADSs from the underwriters at the public offering price of $2.00 per ADSs, and on the same terms as other investors in the Company's public offering. The following table summarizes purchases of ADS by the Company's related parties:

Related party	ADSs purchased	Total purchase price (in millions)
Syncona Portfolio Limited (1)	14,000,000	$28.0
Deep Track Capital, LP (2)	15,000,000	30.0
Qatar Investment Authority (3)	15,000,000	30.0
Armistice Capital, LLC (4)	10,000,000	20.0
Entities affiliated with Blackstone (5)	2,500,000	5.0
	56,500,000	$113.0
(1) Syncona Portfolio Limited is a holder of more than 5% of our capital stock.
(2) In connection with this transaction, Deep Track Capital, LP became a holder of more than 5% of our capital stock.
(3) In connection with this transaction, Qatar Investment Authority became a holder of more than 5% of our capital stock.
(4) In connection with this transaction, Armistice Capital, LLC became a holder of more than 5% of our capital stock.
(5) Entities affiliated with Blackstone collectively hold more than 5% of our capital stock.